Defined benefit plans (Detail 10) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Swiss defined benefit plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 54,404	$ 30,119
Plan asset allocation %	100.00%	100.00%
Swiss defined benefit plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,205	$ 326
Plan asset allocation %	2.00%	1.00%
Swiss defined benefit plans | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 24	$ 0
Plan asset allocation %	0.00%	0.00%
Swiss defined benefit plans | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2,132	$ 0
Plan asset allocation %	4.00%	0.00%
Swiss defined benefit plans | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 6,195	$ 3,783
Plan asset allocation %	11.00%	13.00%
Swiss defined benefit plans | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,017	$ 919
Plan asset allocation %	2.00%	3.00%
Swiss defined benefit plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 100	$ 0
Plan asset allocation %	0.00%	0.00%
Swiss defined benefit plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 51	$ 0
Plan asset allocation %	0.00%	0.00%
Swiss defined benefit plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,376	$ 743
Plan asset allocation %	3.00%	2.00%
Swiss defined benefit plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 10,513	$ 7,134
Plan asset allocation %	19.00%	24.00%
Swiss defined benefit plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 7,952	$ 3,760
Plan asset allocation %	15.00%	12.00%
Swiss defined benefit plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1	$ 0
Plan asset allocation %	0.00%	0.00%
Swiss defined benefit plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 13,497	$ 6,031
Plan asset allocation %	25.00%	20.00%
Swiss defined benefit plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,249	$ 1,062
Plan asset allocation %	2.00%	4.00%
Swiss defined benefit plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,906	$ 0
Plan asset allocation %	4.00%	0.00%
Swiss defined benefit plans | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 616	$ 0
Plan asset allocation %	1.00%	0.00%
Swiss defined benefit plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 5,333	$ 5,086
Plan asset allocation %	10.00%	17.00%
Swiss defined benefit plans | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,236	$ 1,275
Plan asset allocation %	2.00%	4.00%
Swiss defined benefit plans | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 38,817	$ 19,049
Swiss defined benefit plans | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,205	326
Swiss defined benefit plans | Quoted in an active market | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Quoted in an active market | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Quoted in an active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Quoted in an active market | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	100	0
Swiss defined benefit plans | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	51	0
Swiss defined benefit plans | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,376	743
Swiss defined benefit plans | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	8,317	4,964
Swiss defined benefit plans | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	7,952	3,760
Swiss defined benefit plans | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1	0
Swiss defined benefit plans | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	13,497	6,031
Swiss defined benefit plans | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,249	1,062
Swiss defined benefit plans | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,906	0
Swiss defined benefit plans | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	537	0
Swiss defined benefit plans | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,960	1,540
Swiss defined benefit plans | Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	667	624
Swiss defined benefit plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	15,586	11,071
Swiss defined benefit plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Other | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	24	0
Swiss defined benefit plans | Other | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2,132	0
Swiss defined benefit plans | Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	6,195	3,783
Swiss defined benefit plans | Other | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,017	919
Swiss defined benefit plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2,196	2,171
Swiss defined benefit plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plans | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	79	0
Swiss defined benefit plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	3,373	3,547
Swiss defined benefit plans | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	569	651
UK defined benefit plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 4,364	$ 2,488
Plan asset allocation %	100.00%	100.00%
UK defined benefit plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 225	$ 104
Plan asset allocation %	5.00%	4.00%
UK defined benefit plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 3,619	$ 1,729
Plan asset allocation %	83.00%	69.00%
UK defined benefit plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 7	$ 0
Plan asset allocation %	0.00%	0.00%
UK defined benefit plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 509	$ 297
Plan asset allocation %	12.00%	12.00%
UK defined benefit plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 0	$ 7
Plan asset allocation %	0.00%	0.00%
UK defined benefit plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 12	$ 22
Plan asset allocation %	0.00%	1.00%
UK defined benefit plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 234	$ 366
Plan asset allocation %	5.00%	15.00%
UK defined benefit plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 348	$ 457
Plan asset allocation %	8.00%	18.00%
UK defined benefit plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 6	$ 1
Plan asset allocation %	0.00%	0.00%
UK defined benefit plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 97	$ 90
Plan asset allocation %	2.00%	4.00%
UK defined benefit plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 93	$ 114
Plan asset allocation %	2.00%	5.00%
UK defined benefit plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 61	$ 64
Plan asset allocation %	1.00%	3.00%
UK defined benefit plans | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 16	$ 36
Plan asset allocation %	0.00%	1.00%
UK defined benefit plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 64	$ (280)
Plan asset allocation %	1.00%	(11.00%)
UK defined benefit plans | Repurchase agreements
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ (947)	$ (612)
Plan asset allocation %	(22.00%)	(25.00%)
UK defined benefit plans | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 20	$ 94
Plan asset allocation %	0.00%	4.00%
UK defined benefit plans | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 4,306	$ 2,336
UK defined benefit plans | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	225	104
UK defined benefit plans | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	3,619	1,729
UK defined benefit plans | Quoted in an active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	7	0
UK defined benefit plans | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	509	297
UK defined benefit plans | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	7
UK defined benefit plans | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	9	19
UK defined benefit plans | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	234	366
UK defined benefit plans | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	310	367
UK defined benefit plans | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	6	1
UK defined benefit plans | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	97	90
UK defined benefit plans | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	93	114
UK defined benefit plans | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	61	64
UK defined benefit plans | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	4	6
UK defined benefit plans | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	64	(280)
UK defined benefit plans | Quoted in an active market | Repurchase agreements
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	(947)	(612)
UK defined benefit plans | Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	15	66
UK defined benefit plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	58	151
UK defined benefit plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	3	3
UK defined benefit plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	38	90
UK defined benefit plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	12	31
UK defined benefit plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Repurchase agreements
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plans | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	5	27
US and German defined benefit plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,849	$ 1,039
Plan asset allocation %	100.00%	100.00%
US and German defined benefit plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 32	$ 7
Plan asset allocation %	2.00%	1.00%
US and German defined benefit plans | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 54	$ 55
Plan asset allocation %	3.00%	5.00%
US and German defined benefit plans | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 23	$ 24
Plan asset allocation %	1.00%	2.00%
US and German defined benefit plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 308	$ 359
Plan asset allocation %	17.00%	35.00%
US and German defined benefit plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 3	$ 4
Plan asset allocation %	0.00%	0.00%
US and German defined benefit plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 51	$ 74
Plan asset allocation %	3.00%	7.00%
US and German defined benefit plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2	$ 3
Plan asset allocation %	0.00%	0.00%
US and German defined benefit plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 51	$ 27
Plan asset allocation %	3.00%	3.00%
US and German defined benefit plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 100	$ 33
Plan asset allocation %	5.00%	3.00%
US and German defined benefit plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 853	$ 266
Plan asset allocation %	46.00%	26.00%
US and German defined benefit plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 213	$ 109
Plan asset allocation %	12.00%	10.00%
US and German defined benefit plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 89	$ 2
Plan asset allocation %	5.00%	0.00%
US and German defined benefit plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 9	$ 5
Plan asset allocation %	1.00%	0.00%
US and German defined benefit plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 10	$ 11
Plan asset allocation %	1.00%	1.00%
US and German defined benefit plans | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2	$ 0
Plan asset allocation %	0.00%	0.00%
US and German defined benefit plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 52	$ 54
Plan asset allocation %	3.00%	5.00%
US and German defined benefit plans | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ (3)	$ 6
Plan asset allocation %	0.00%	1.00%
US and German defined benefit plans | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,461	$ 1,027
US and German defined benefit plans | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	32	7
US and German defined benefit plans | Quoted in an active market | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	54	55
US and German defined benefit plans | Quoted in an active market | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	23	24
US and German defined benefit plans | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	308	359
US and German defined benefit plans | Quoted in an active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	3	4
US and German defined benefit plans | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	51	74
US and German defined benefit plans | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2	3
US and German defined benefit plans | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	51	27
US and German defined benefit plans | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	82	33
US and German defined benefit plans | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	552	266
US and German defined benefit plans | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	172	109
US and German defined benefit plans | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	75	2
US and German defined benefit plans | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	9	5
US and German defined benefit plans | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1	0
US and German defined benefit plans | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2	0
US and German defined benefit plans | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	51	54
US and German defined benefit plans | Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	(8)	5
US and German defined benefit plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	388	12
US and German defined benefit plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	18	0
US and German defined benefit plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	300	0
US and German defined benefit plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	41	0
US and German defined benefit plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	14	0
US and German defined benefit plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	9	11
US and German defined benefit plans | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 5	$ 1